Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of internal credit grades [line items]
ECL allowance	$ 21	$ 24
Residential mortgages	272,525	269,706
Business and government loans	194,350	188,542
Customers' liability under acceptances	11,325	11,574
Expected credit loss allowance on debt securities classified at amortized cost	20	15
Stage 3 [member] | Other assets [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	13	24
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	4	4
Business and government loans	$ 687	$ 963